Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.
Other Liabilities Current [Line Items]
Accrued payroll	$ 48.0	$ 64.2	$ 55.1	$ 48.0	$ 64.2
Accrued interest	4.9	3.7	5.0	23.0	25.8
Deferred revenue	8.6	12.5	13.0	8.6	12.5
Accrued employee benefits	7.2	10.6	8.7	7.2	10.6
Accrued liabilities	6.5	5.6	5.6	6.5	5.6
Other	14.4	10.4	12.8	14.6	10.6
Total other current liabilities	$ 89.6	$ 107.0	$ 100.2	$ 107.9	$ 129.3